Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Recent Acquisitions
Subsequent to December 31, 2013, the Company completed the acquisitions of Cetera, Summit, J.P. Turner, Hatteras, First Allied, ICH, Trupoly and StratCap. The Company also entered into agreements to acquire VSR, Girard and Docupace, and these acquisitions are still pending. The recent and pending acquisitions were made in order for the Company to diversify its revenue stream and product offerings. The resulting goodwill associated with the recent acquisitions is made up of synergies related to higher strategic partner and financial advisor revenues as well as expense synergies associated with back office management, technology efficiencies, savings from the consolidation of the Company’s clearing platforms, the elimination of duplicative public company expenses and other factors. The Company also completed the acquisition of Trupoly, which will be integrated into the Company’s new crowdfunding investment platform. See Note 2 for more information.
Cetera Financings
Concurrently with the closing of the Cetera acquisition on April 29, 2014, the Company entered into the Bank Facilities: a $575.0 million senior secured first lien term loan facility, a $150.0 million senior secured second lien term loan facility and a $25.0 million senior secured first lien revolving credit facility.
The proceeds of the term facilities were used by the Company to pay a portion of the consideration paid in the Cetera acquisition, to refinance certain existing indebtedness and to pay related fees and expenses. The proceeds of the revolving facility are expected to be used for permitted capital expenditures, to provide for the ongoing working capital requirements and for general corporate purposes. On July 21, 2014, the Company utilized $1.1 million from the revolving credit facility in the form of a backstop letter of credit.
On April 29, 2014, the Company also issued $120.0 million aggregate principal par value of convertible notes in a private placement. The convertible notes are senior unsecured obligations but they are structurally subordinate to the Bank Facilities, which are secured facilities, and any refinancing thereof. The convertible notes are convertible in $1,000 increments at the option of the holder, and to the extent permitted by the Bank Facilities, into shares of Class A common stock, at a conversion price equal to $21.18 per share of Class A common stock, subject to adjustment.
On April 29, 2014, the Company issued 14,657,980 shares of convertible preferred stock to affiliates of Luxor in a private placement. The shares of convertible preferred stock are entitled to a dividend of 7% of the liquidation preference in cash and a dividend of 8% of the liquidation preference if a quarterly dividend is not paid in cash on the dividend payment date. The shares of convertible preferred stock are convertible, at the option of the holders of the Company’s convertible preferred stock, into shares of Class A common stock, at the lower of (i) a 2% discount to VWAP, of Class A common stock for the ten trading days prior to the date of the holder’s election to convert; (ii) a 2% discount to the closing price of Class A common stock on the date of the holder’s election to convert; and (iii) $20.26, the fixed conversion price. If both the one-day VWAP and the daily closing price of Class A common stock for the prior 30 consecutive trading days exceeds 2.5 times the fixed conversion price, or $50.65, and at least $10.0 million of Class A common stock is traded each day for 30 consecutive days at any time after the first two years from the issuance date of the convertible preferred stock, then the Company may require the holders to convert the convertible preferred stock into shares of Class A common stock at the same price as set forth above. Accrued and unpaid dividends on the convertible preferred stock are also entitled to the same liquidation preference and are convertible into additional shares of Class A common stock on the same terms as actual shares of convertible preferred stock.
The terms of the convertible preferred stock set forth in the related certificate of designation include negative covenants relating to the issuance of additional preferred securities, amending the provisions of certificate of designation, affiliate transactions and the incurrence of indebtedness.
In the event of any liquidation, before any payment or distribution of the assets of the Company shall be made to or set apart for the holders of Company’s common stock, the holders shall be entitled to receive an amount equal to the greater of (i) $18.42 in cash per convertible preferred share plus dividends accrued and unpaid to the date of the final distribution to the holders or (ii) an amount per convertible preferred share equal to the amount of consideration which would have been payable had each convertible preferred share been converted into shares of Class A common stock immediately prior to such liquidation. Until the holders have been paid the greater amount of alternative (i) or (ii) in full, no payment will be made to the holders of the Company’s common stock upon liquidation.
Put/Call
On April 29, 2014, the Company entered into a put/call agreement with Luxor whereby, subject to certain conditions, (i) the Company has the right to repurchase Luxor’s 19.46% interest in RCS Capital Management (the “Luxor percentage interest”) from Luxor in exchange for its fair market value (as determined by the Company and Luxor pursuant to the agreement) at the Company’s option in shares of Class A common stock or, a cash equivalent; and (ii) Luxor has the right to require the Company to purchase the Luxor percentage interest in exchange for a number of shares of Class A common stock (or, at the Company’s option, a cash equivalent) that is equal to 15.00% multiplied by the Luxor percentage interest multiplied by the then outstanding number of shares of Class A common stock (assuming the conversion immediately prior thereto of the then outstanding convertible notes and convertible preferred stock).
The put/call agreement also provides that the members of RCS Capital Management (who are also the members of RCAP Holdings, American Realty Capital, RCS Holdings and RCAP Equity, LLC) may elect to purchase all of the Luxor percentage interest offered to the Company for an amount equal to the value of the Class A common stock required to be delivered by the Company for cash, shares of Class A common stock or a combination thereof. If the Company is prohibited by the Bank Facilities from purchasing the Luxor percentage interest, the members of RCS Capital Management will be required to purchase the Luxor percentage interest under the same terms.
RCS Capital Corporation Restructuring Transactions
On February 11, 2014, the Company entered into certain corporate restructuring transactions (the “Restructuring Transactions”) involving the Company, RCAP Holdings, the Original Operating Subsidiaries, and RCS Capital Management. The Company has entered into a series of agreements in connection with the Restructuring Transactions. The Company entered into the Restructuring Transactions to help simplify the Company’s corporate structure as the Company moves ahead with its recently announced acquisitions and related financings and strives to create the second-largest independent financial advice network in the United States.
Amendment of Exchange Agreement and Exchange
As an initial step in the Restructuring Transactions, on February 11, 2014, the Company entered into a First Amendment to the Exchange Agreement (the “Amendment”) with RCAP Holdings, the holder of (a) the Original Operating Subsidiaries Units, and (b) all the outstanding shares of Class B common stock. The purpose of the Amendment was to permit an exchange by RCAP Holdings of its Original Operating Subsidiaries Units for shares of Class A common stock and the related cancellation of a corresponding number of shares of Class B common stock thereunder, to be treated as a contribution by RCAP Holdings of its equity interests in each of the Original Operating Subsidiaries to the Company in a transaction intending to qualify as tax-free under Section 351 of the Internal Revenue Code of 1986, as amended.
On February 11, 2014, as part of the Restructuring Transactions, RCAP Holdings exchanged 23,999,999 Original Operating Subsidiaries Units for 23,999,999 shares of Class A common stock.
The Company issued the Class A common stock in the Exchange to RCAP Holdings in reliance on the exemption from registration contained in Section 3(a)(9) of the Securities Act of 1933, as amended (the “Securities Act”). RCAP Holdings was an existing holder of Class A common stock and the Class B common stock, and the Company did not, directly or indirectly, pay or give any commission or other remuneration to any party for soliciting the exchange.
Following receipt of stockholder consent, the Company amended the Company’s certificate of incorporation effective July 2, 2014 and amended the Exchange Agreement on August 5, 2014 to permit RCAP Holdings to continue to hold one share of Class B common stock without holding one Original Operating Subsidiaries Unit. Following this amendment, the remaining Original Operating Subsidiaries Unit owned by RCAP Holdings was exchanged for one share of Class A common stock, which was not issued as RCAP Holdings waived the right to receive it.
Equity Plan
Following the Exchange, which was consummated on February 11, 2014, and the registration statement on Form S-8 filed with respect to the equity plan on February 19, 2014, as of February 19, 2014, 2,649,999 shares of Class A common stock may be granted pursuant to awards under the equity plan. Subject to the filing of a registration statement on Form S-8 with respect to shares of Class A common stock that became available under the RCAP Equity Plan subsequent to February 19, 2014, an additional 6,070,221 shares could be granted pursuant to awards under the RCAP Equity Plan. As of September 29, 2014 2,366,703 shares have been issued under the RCAP Equity Plan.
Formation of RCS Holdings
Also in connection with the Restructuring Transactions, the Company formed RCS Capital Holdings, LLC (“RCS Holdings”), a Delaware limited liability company, and, in connection therewith, entered into a Limited Liability Company Agreement of RCS Holdings dated as of February 11, 2014 (the “RCS Holdings LLC Agreement”), between the Company and RCS Capital Management.
In connection with the formation of RCS Holdings, on February 11, 2014, (a) the Company entered into a Contribution and Exchange Agreement (the “Contribution and Exchange Agreement”) with RCS Capital Management and RCS Holdings, pursuant to which the Company contributed to RCS Holdings 26,499,999 Class A Units of each of the Original Operating Subsidiaries (collectively, the “Class A Operating Subsidiary Units”) in exchange for 26,499,999 Class A RCS Holdings Units (as defined below), and (b) RCS Capital Management contributed to RCS Holdings an aggregate of 3,975,000 LTIP Units of the Original Operating Subsidiaries (the “Operating Subsidiary LTIP Units”) in exchange for 1,325,000 RCS Holdings LTIP Units (as defined below), which RCS Holdings LTIP Units (as defined below) will be subject to the Amended OPP (as defined below).
Pursuant to the limited liability company agreement of RCS Holdings, there are three classes of equity interests in RCS Holdings, called “Class A Units,” “Class C Units” and “LTIP Units” (“RCS Holdings LTIP Units”). In connection with the Restructuring Transaction, RCS Capital Management contributed all its LTIP Units in the Original Operating Subsidiaries to RCS Holdings in exchange for LTIP Units representing units of equity ownership in RCS Holdings that are structured as profits interest therein. In connection with the execution of the RCS Holdings limited liability company agreement, 100% of the Class A Units of RCS Holdings were issued to the Company and 100% of the LTIP Units of RCS Holdings were issued to RCS Capital Management. The Class A Units of RCS Holdings issued to the Company are fully vested, are not subject to any put and call rights, and entitle the holder thereof to voting and economic rights (including rights to dividends and distributions upon liquidation). The LTIP Units of RCS Holdings issued to RCS Capital Management are structured as a profits interest in RCS Holdings with all the rights, privileges and obligations associated with Class A Units of RCS Holdings, subject to certain exceptions. The LTIP Units of RCS Holdings were subject to vesting, forfeiture and restrictions on transfers as provided in the OPP, as amended in connection with the Restructuring Transactions. Until such time as the LTIP Units of RCS Holdings were fully earned in accordance with the provisions of the OPP, the LTIP Units of RCS Holdings are entitled to distributions equal to 10% of the distributions on Class A Units of RCS Holdings. After the LTIP Units of RCS Holdings were fully earned, they became entitled to a catch-up distribution and then the same distributions as Units of RCS Holdings. The board determined that 310,947 LTIP Units were earned the as of April 28, 2014, and 1,014,053 LTIP Units were forfeited. At the time RCS Capital Management’s capital account with respect to the LTIP Units of RCS Holdings is economically equivalent to the average capital account balance of the Class A Units and the Class C Units of RCS Holdings, has been earned and has been vested for 30 days, the LTIP Units of RCS Holdings will automatically convert into Class C Units on a one-to-one basis. The Class C Units have the same rights, privileges and obligations associated with Class A Units of RCS Holdings (other than voting) but will be exchangeable for shares of Class A common stock on a one-to-one basis pursuant to an exchange agreement to be entered into. Pursuant to the limited liability company agreement of RCS Holdings, the Company, as the managing member of RCS Holdings, controls RCS Holdings’ affairs and decision making.
Amended and Restated Limited Liability Company Agreements of the Original Operating Subsidiaries
Also in connection with the formation of RCS Holdings, on February 11, 2014, the Company and RCAP Holdings entered into an amendment and restatement of each of the existing limited liability company agreements of the Original Operating Subsidiaries. Under the amended and restated operating agreements of the Company’s Original Operating Subsidiaries, there are two classes of units of each such Original Operating Subsidiary called “Class A Units” and “Class B Units.” The Company, through RCAP Holdings, holds 100% of the outstanding Class A Units of each Original Operating Subsidiary, and RCAP Holdings held the sole outstanding Class B Unit in each Original Operating Subsidiary. Class A Units confer substantially all of the economic rights and all of the voting rights in each Original Operating Subsidiary. Class B Units conferred de minimis economic rights and no voting rights in each Original Operating Subsidiary.
As part of the Restructuring Transaction, pursuant to the Company’s exchange agreement with RCAP Holdings on February 11, 2014, RCAP Holdings exchanged all of its shares of Class B common stock in the Company and Original Operating Subsidiaries Units except for one share of Class B common stock and one Original Operating Subsidiaries Unit for a total of 23,999,999 shares of Class A common stock.
Following receipt of stockholder consent, the Company amended the Company’s certificate of incorporation effective July 2, 2014 and amended the Exchange Agreement on August 5, 2014 to permit RCAP Holdings to continue to hold one share of Class B common stock without holding one Original Operating Subsidiaries Unit. Following this amendment, the remaining Original Operating Subsidiaries Unit owned by RCAP Holdings was exchanged for one share of Class A common stock, which was not issued as RCAP Holdings waived the right to receive it. Accordingly, no more Original Operating Subsidiaries Units are outstanding and the voting and economic interests in the Original Operating Subsidiaries are now held by the Company, indirectly, through RCS Holdings’ ownership of the Class A Units.
Amended and Restated Services Agreement
On February 11, 2014, in connection with the Restructuring Transactions, the Company entered into an amendment and restatement of the existing Management Agreement dated as of June 10, 2013, among the Company, the Original Operating Subsidiaries and RCS Capital Management. Upon the amendment and restatement of such Management Agreement, it is now known as the Amended and Restated Services Agreement (the “Services Agreement”).
In the Services Agreement, RCS Holdings was added as a party thereto and service recipient thereunder, and the Original Operating Subsidiaries are no longer parties thereto but continue to be service recipients thereunder. In connection with such change, the fees payable to RCS Capital Management pursuant to the Services Agreement are now allocated between the Company and RCS Holdings based on any reasonable method determined by the Company’s independent directors, such as the relative value of the services provided during the relevant period or the relative amount of time spent by RCS Capital Management providing management services to RCS Holdings and the Original Operating Subsidiaries, on the one hand, and the Company, on the other hand.
The Services Agreement was also executed in order to clarify the services to be provided to the Company, RCS Holdings and the Original Operating Subsidiaries on a going-forward basis. In addition, the parties extended the expiration of the initial term of the Services Agreement from June 10, 2023 to June 10, 2033. During the initial term, the Company, together with RCS Holdings, may terminate the Services Agreement only for cause (as defined in the Services Agreement).
In addition, the Services Agreement was executed in order to simplify the definition of the “Quarterly Fee” payable to RCS Capital Management and the definition of “Core Earnings” (a component used in calculating the incentive fee payable to RCS Capital Management). Pursuant to the revised definition of the Quarterly Fee, the Company, together with RCS Holdings, pays RCS Capital Management: (a) a quarterly fee in an aggregate amount equal to 10% of the Company’s pre-tax income calculated under U.S. (if such amount is a positive number), calculated and payable quarterly in arrears, subject to the Company’s U.S. GAAP pre-tax income being positive for the current and three preceding calendar quarters. Core Earnings is a non-GAAP measure and is now defined as the after-tax U.S. GAAP net income (loss) of the Company before the incentive fee plus non-cash equity compensation expense, depreciation and amortization, any unrealized gains, losses or other non-cash items recorded in net income for the period, regardless of whether such items are included in other comprehensive income or loss, or in net income. The amount may be adjusted to include one-time events pursuant to changes in GAAP and certain other non-cash charges after discussions between RCS Capital Management and the Company’s independent directors and after approval by a majority of the Company’s independent directors. The incentive fee is an amount (if such amount is a positive number) equal to the difference between: (1) the product of (x) 20% and (y) the difference between (i) the Company’s Core Earnings, as defined below, for the previous 12-month period, and (ii) the product of (A) (X) the weighted average of the issue price per share (or deemed price per share) of the Company’s common stock of all of the Company’s cash and non-cash issuances of common stock from and after June 5, 2013, multiplied by (Y) the weighted average number of all shares of common stock outstanding (including any restricted shares of Class A common stock and any other shares of Class A common stock underlying awards granted under the Company’s equity plan) in the case of this clause (Y), in the previous 12-month period, and (B) 8.0%; and (2) the sum of any incentive fee paid to RCS Capital Management with respect to the first three calendar quarters of such previous 12-month period; provided, however, that no incentive fee is payable with respect to any calendar quarter unless the Company’s cash flows for the 12 most recently completed calendar quarters is greater than zero.
Amended and Restated 2013 Multi-Year Outperformance Agreement
On February 11, 2014, the Company, the Original Operating Subsidiaries, RCS Holdings and RCS Capital Management entered into the Amended and Restated 2013 Multi-Year Outperformance Agreement (the “Amended OPP”), which upon completion of the Restructuring Transactions superseded and replaced the 2013 Multi-Year Outperformance Agreement dated as of June 10, 2013 (the “Original OPP”), among the Company, the Original Operating Subsidiaries and RCS Capital Management. The Amended OPP provides that all the terms of award of RCS Holdings LTIP Units issued to RCS Capital Management pursuant to the Contribution and Exchange Agreement described above will be the same as previously applied under the Original OPP to the Operating Subsidiary LTIP Units that were contributed by RCS Capital Management to RCS Holdings, including without limitation the maximum award opportunity, the performance metrics, the performance measurement periods, and the vesting terms thereof. The sole purpose for entering into the Amended OPP was to facilitate the formation of RCS Holdings and simplify the Company’s structure by providing RCS Capital Management with RCS Holdings LTIP Units in lieu of Operating Subsidiary LTIP Units.
The Company, RCS Holdings and RCS Capital Management agreed to further amend the Amended OPP to provide that the first valuation date would be April 28, 2014 and that any LTIP Units not earned as of such date would be forfeited without payment of compensation. The board determined that as of such valuation date 310,947 LTIP Units were earned and 1,014,053 LTIP Units were forfeited. No additional LTIP Units may be earned under the Amended OPP. The earned LTIP Units were distributed to the members of RCS Capital Management immediately prior to the acquisition by Luxor of an interest in RCS Capital Management.
Subject to RCS Capital Management’s continued service through each vesting date, 1/3 of any LTIP Units earned will vest on each of the third, fourth and fifth anniversaries of the Commencement Date. After the LTIP Units were fully earned, they became entitled to a catch-up distribution and the same distributions as the Units of RCS Holdings. At the time RCS Capital Management’s capital account with respect to the earned LTIP Units is economically equivalent to the average capital account balance of the Class A Units and Class C Units of RCS Holdings and has been vested for 30 days, the applicable earned LTIP Units will automatically convert into Class C Units of RCS Holdings on a one-to-one basis.
Public Offering and Concurrent Private Offering
On June 10, 2014, the Company issued 19,000,000 shares of Class A common stock in a public offering at a price of $20.25 per share. In connection with the public offering, the Company granted the underwriters the option to purchase up to 3,600,000 additional shares of Class A common stock to cover over-allotments, if any, for a period of 30 days. On June 18, 2014, the underwriters purchased an additional 870,248 shares pursuant to the over-allotment option at the public offering price of $20.25 per share.
On June 10, 2014 the Company issued 2,469,136 shares of Class A common stock at the public offering price of $20.25 per share to Luxor in a concurrent private offering.
2014 Stock Purchase Program
On June 10, 2014, RCAP Holdings and RCAP Equity, LLC, as the holders of 68.97% of the combined voting power of the Company’s outstanding common stock, approved the Company’s 2014 Stock Purchase Program (the “Program”). The Program became effective on June 30, 2014. The purpose of the Program is to enable select employees, financial advisors and executive officers of the Company and its affiliates and of subsidiaries of the Company that will be part of the Company’s independent retail advice platform (“Eligible Individuals”) to acquire proprietary interests in the Company through the ownership of Class A common stock. The Program is not intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”), and any warrants granted under the Program are not intended to qualify as “incentive stock options” under Section 422 of the Code. Up to 4,000,000 shares of Class A common stock may be sold to Eligible Individuals or may be issued under warrants granted under the Program. As of September 29, 2014 no shares of Class A common stock have been purchased and no warrants have been issued under the Program.
Dividends
On March 20, 2014, the Company’s Board of Directors authorized, and the Company declared, a cash dividend for the first quarter of 2014 for its Class A common stock. The cash dividend was paid on April 10, 2014 to record holders of Class A common stock at the close of business on March 31, 2014 in an amount equal to $0.18 per share, consistent with the cash dividend declared and paid with respect to the fourth quarter of 2013.
On June 17, 2014, the Company’s Board of Directors authorized and the Company declared a cash dividend for the quarter ended June 30, 2014 for its Class A common stock. The cash dividend was paid on July 10, 2014 to record holders of Class A common stock at the close of business on June 30, 2014 in an amount equal to $0.18 per share, consistent with the cash dividend declared and paid with respect to the first quarter of 2014. After the dividend paid with respect to the second quarter of 2014, the Board of Directors has decided to discontinue future quarterly dividends.